Document and Entity Information	Dec. 07, 2022
Document and Entity Information [Abstract]
Entity Registrant Name	AMERCO
Entity Central Index Key	0000004457
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Amendment Flag	false
Entity File Number	001-11255
Entity Tax Identification Number	88-0106815
Entity Address Address Line 1	5555 Kietzke Lane
Entity Address Address Line 2	Ste. 100
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89511
City Area Code	775
Local Phone Number	668-6300
Entity Incorporation State Country Code	NV
Written Commuications	false
Soliciting Material	false
Pre Commencement Tender offer	false
Pre Commencement Issuer Tender Offer	false
NASD | Common Stock [Member]
Document and Entity Information [Abstract]
Trading Symbol	UHAL
Security 12 b Title	Common Stock, $0.25 par value
Security Exchange Name	NASDAQ
NASD | Nonvoting Common Stock [Member]
Document and Entity Information [Abstract]
Trading Symbol	UHALB
Security 12 b Title	Common Stock, $0.001 par value
Security Exchange Name	NASDAQ